Marketable securities - (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Unrealized loss	$ 56	$ 265
Continuous unrealized loss for more than 12 month	44	250
Interest Receivable	$ 2,779	$ 3,492